S000018772 [Member] Expense Example - Wasatch Emerging Markets Small Cap Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 198
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,371
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	$ 2,151